Short-term investments (Tables)	12 Months Ended
Sep. 30, 2022
Short-term Investments
Summary of Short-term Investments

($)
Balance at September 30, 2020	—
Acquisition of marketable securities in merger with Ely	1,291
Fair value change due to price change	(168)
Fair value change due to foreign exchange	(5)
Balance at September 30, 2021	1,118
Acquisition of Golden Valley and Abitibi	23,360
Addition	949
Dispositions	(17,659)
Fair value change due to price change	(619)
Fair value change due to foreign exchange	50
Balance at September 30, 2022	7,199